Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 6.1%
AeroVironment, Inc.
(a)
.................. 18,370 $ 5,114,024
Axon Enterprise, Inc.
(a)
................. 36,536 17,668,079
BWX Technologies, Inc. ................ 45,070 9,258,730
Carpenter Technology Corp. ............. 23,408 7,439,765
Curtiss-Wright Corp. ................... 18,551 12,182,256
HEICO Corp. ....................... 20,878 6,908,739
HEICO Corp. , Class A .................. 37,943 9,659,908
Howmet Aerospace, Inc. ................ 191,286 39,802,791
L3Harris Technologies, Inc. .............. 58,535 20,068,725
Rocket Lab Corp.
(a)
................... 206,301 16,518,521
Textron, Inc. ........................ 27,563 2,427,198
TransDigm Group, Inc. ................. 26,346 37,609,969
Woodward, Inc. ...................... 29,058 9,235,795
193,894,500
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 58,053 11,317,432
Banks — 0.3%
Citizens Financial Group, Inc. ............ 72,379 4,558,430
First Citizens BancShares, Inc. , Class A ...... 2,162 4,474,410
9,032,840
Beverages — 0.5%
Monster Beverage Corp.
(a)
............... 206,719 16,694,626
Biotechnology — 1.7%
(a)
Alnylam Pharmaceuticals, Inc. ............ 62,657 21,181,825
Insmed, Inc. ........................ 102,930 16,146,629
Natera, Inc. ......................... 64,748 14,965,853
Summit Therapeutics, Inc.
(b)
.............. 55,971 810,460
53,104,767
Broadline Retail — 0.5%
Coupang, Inc. , Class A
(a)
................ 460,046 9,274,527
eBay, Inc. .......................... 60,440 5,513,337
14,787,864
Building Products — 2.0%
Allegion plc ......................... 23,106 3,821,501
Carlisle Cos., Inc. .................... 13,051 4,448,956
Carrier Global Corp. ................... 187,943 11,197,644
Johnson Controls International plc ......... 301,287 35,931,488
Lennox International, Inc. ............... 16,103 7,972,273
63,371,862
Capital Markets — 4.8%
Ameriprise Financial, Inc. ............... 22,052 11,625,594
Ares Management Corp. , Class A .......... 100,050 14,974,483
Bank of New York Mellon Corp. (The) ....... 173,761 20,837,419
Coinbase Global, Inc. , Class A
(a)
........... 111,244 21,663,657
Interactive Brokers Group, Inc. , Class A ...... 218,228 16,340,913
LPL Financial Holdings, Inc. .............. 39,416 14,367,132
MSCI, Inc. ......................... 35,821 21,822,870
Nasdaq, Inc. ........................ 183,535 17,782,706
Northern Trust Corp. ................... 35,910 5,366,031
Raymond James Financial, Inc. ........... 52,207 8,659,053
153,439,858
Chemicals — 1.5%
Corteva, Inc. ........................ 153,886 11,202,901
Ecolab, Inc. ........................ 125,249 35,318,966
RPM International, Inc. ................. 24,638 2,635,280
49,157,147
Security
Shares
Shares Value
Commercial Services & Supplies — 2.7%
Cintas Corp. ........................ 170,696 $ 32,669,508
Copart, Inc.
(a)
....................... 414,214 16,808,804
Republic Services, Inc. ................. 100,202 21,552,448
Rollins, Inc. ......................... 145,086 9,189,747
Veralto Corp. ........................ 73,132 7,238,605
87,459,112
Communications Equipment — 1.7%
Ciena Corp.
(a)
....................... 69,658 17,540,581
F5, Inc.
(a) (b)
......................... 9,066 2,498,680
Motorola Solutions, Inc. ................ 82,379 33,160,843
53,200,104
Construction & Engineering — 2.5%
AECOM ........................... 43,584 4,202,805
Comfort Systems USA, Inc. .............. 17,355 19,821,146
EMCOR Group, Inc. ................... 21,925 15,802,005
MasTec, Inc.
(a)
....................... 19,084 4,589,320
Quanta Services, Inc. .................. 72,630 34,472,377
78,887,653
Construction Materials — 1.7%
CRH plc ........................... 189,232 23,163,889
Martin Marietta Materials, Inc. ............ 16,224 10,577,237
Vulcan Materials Co. .................. 65,439 19,667,037
53,408,163
Consumer Finance — 0.6%
SoFi Technologies, Inc.
(a)
................ 611,299 13,943,730
Synchrony Financial ................... 73,995 5,374,257
19,317,987
Consumer Staples Distribution & Retail — 0.5%
Casey's General Stores, Inc. ............. 17,929 10,873,939
US Foods Holding Corp.
(a) (b)
.............. 47,420 3,965,260
14,839,199
Containers & Packaging — 0.3%
International Paper Co. ................. 159,069 6,413,662
Packaging Corp. of America ............. 15,465 3,441,736
9,855,398
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 118,263 13,152,028
Electric Utilities — 0.6%
Entergy Corp. ....................... 80,953 7,762,583
NRG Energy, Inc. ..................... 45,034 6,873,539
PPL Corp. ......................... 108,723 3,941,209
18,577,331
Electrical Equipment — 4.3%
AMETEK, Inc. ....................... 113,554 25,433,825
Bloom Energy Corp. , Class A
(a)
............ 107,503 16,272,729
Emerson Electric Co. .................. 162,505 23,881,735
Hubbell, Inc. ........................ 26,356 12,860,147
nVent Electric plc ..................... 79,152 8,885,603
Rockwell Automation, Inc. ............... 36,654 15,455,159
Vertiv Holdings Co. , Class A ............. 184,689 34,385,398
137,174,596
Electronic Equipment, Instruments & Components — 3.8%
Coherent Corp.
(a)
..................... 75,557 16,031,684
Corning, Inc. ........................ 371,398 38,346,843
Fabrinet
(a) (b)
......................... 17,893 8,757,550
Flex Ltd.
(a)
.......................... 102,901 6,486,879
Jabil, Inc. .......................... 28,188 6,685,912
Keysight Technologies, Inc.
(a)
............. 56,390 12,198,849

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
TE Connectivity plc ................... 91,526 $ 20,390,162
Teledyne Technologies, Inc.
(a)
............. 14,036 8,706,531
Zebra Technologies Corp. , Class A
(a)
........ 14,348 3,371,493
120,975,903
Energy Equipment & Services — 0.6%
Baker Hughes Co. , Class A .............. 272,633 15,278,353
TechnipFMC plc ...................... 54,293 3,025,206
18,303,559
Entertainment — 2.2%
Electronic Arts, Inc. ................... 33,647 6,861,296
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 11,588 923,448
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 104,588 9,101,248
Live Nation Entertainment, Inc.
(a)
.......... 70,743 10,289,569
ROBLOX Corp. , Class A
(a)
............... 309,280 20,338,253
Take-Two Interactive Software, Inc.
(a)
........ 83,757 18,451,667
TKO Group Holdings, Inc. , Class A ......... 19,746 4,000,145
69,965,626
Financial Services — 1.8%
Affirm Holdings, Inc. , Class A
(a)
............ 131,813 7,948,324
Apollo Global Management, Inc. ........... 88,937 11,965,584
Block, Inc. , Class A
(a)
.................. 188,999 11,421,210
Corpay, Inc.
(a)
....................... 14,589 4,590,137
Fidelity National Information Services, Inc. .... 67,802 3,746,060
PayPal Holdings, Inc. .................. 196,003 10,327,398
Toast, Inc. , Class A
(a)
.................. 244,153 7,595,600
57,594,313
Food Products — 0.1%
McCormick & Co., Inc. (Non-Voting) , NVS .... 31,308 1,935,774
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 25,877 4,304,380
Ground Transportation — 1.2%
JB Hunt Transport Services, Inc. .......... 22,278 4,516,196
Norfolk Southern Corp. ................. 56,963 16,589,904
Old Dominion Freight Line, Inc. ........... 47,030 8,145,596
XPO, Inc.
(a)
......................... 58,011 8,592,009
37,843,705
Health Care Equipment & Supplies — 3.5%
Cooper Cos., Inc. (The)
(a)
............... 43,537 3,543,041
Dexcom, Inc.
(a)
...................... 192,226 14,040,187
Edwards Lifesciences Corp.
(a)
............ 288,441 23,467,560
GE HealthCare Technologies, Inc. ......... 55,749 4,402,499
IDEXX Laboratories, Inc.
(a)
............... 37,792 25,338,024
Insulet Corp.
(a)
....................... 34,390 8,797,306
ResMed, Inc. ....................... 72,442 18,712,493
STERIS plc ......................... 46,904 12,316,990
110,618,100
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. ................... 67,071 14,412,217
Cencora, Inc. ....................... 90,246 32,418,168
Tenet Healthcare Corp.
(a)
................ 16,473 3,118,009
49,948,394
Health Care REITs — 0.5%
Ventas, Inc. ........................ 220,460 17,123,128
Health Care Technology — 0.5%
Veeva Systems, Inc. , Class A
(a)
........... 73,791 15,047,461
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 5.7%
Airbnb, Inc. , Class A
(a)
.................. 113,353 $ 14,664,478
Carnival Corp.
(a)
...................... 189,856 5,699,477
Chipotle Mexican Grill, Inc.
(a)
............. 647,311 25,160,979
Darden Restaurants, Inc. ............... 19,539 3,895,100
DraftKings, Inc. , Class A
(a)
............... 240,067 6,604,243
Expedia Group, Inc. ................... 15,110 4,001,732
Flutter Entertainment plc
(a) (b)
.............. 81,748 13,500,682
Hilton Worldwide Holdings, Inc. ........... 107,467 32,079,974
Las Vegas Sands Corp. ................ 91,320 4,815,304
Marriott International, Inc. , Class A ......... 57,182 18,029,485
Royal Caribbean Cruises Ltd. ............ 124,536 40,430,612
Yum! Brands, Inc. .................... 86,300 13,419,650
182,301,716
Household Durables — 0.6%
Garmin Ltd. ......................... 54,870 11,063,987
Somnigroup International, Inc. ............ 91,929 8,075,962
19,139,949
Household Products — 0.5%
Church & Dwight Co., Inc. ............... 62,383 6,004,364
Colgate-Palmolive Co. ................. 118,103 10,663,520
16,667,884
Independent Power and Renewable Electricity Producers — 1.1%
Talen Energy Corp.
(a)
.................. 20,598 7,175,519
Vistra Corp. ........................ 166,459 26,358,783
33,534,302
Insurance — 3.6%
Allstate Corp. (The) ................... 58,940 11,728,471
American International Group, Inc. ......... 79,189 5,929,672
Aon plc , Class A ..................... 105,983 37,055,896
Arthur J Gallagher & Co. ................ 125,410 31,273,492
Brown & Brown, Inc. ................... 137,010 9,878,421
Loews Corp. ........................ 32,057 3,384,257
Markel Group, Inc.
(a)
................... 2,768 5,648,492
Willis Towers Watson plc ................ 17,268 5,482,072
WR Berkley Corp. .................... 56,949 3,905,562
114,286,335
Interactive Media & Services — 0.5%
(a)
Pinterest, Inc. , Class A ................. 142,521 3,153,990
Reddit, Inc. , Class A ................... 62,239 11,219,824
14,373,814
IT Services — 2.6%
Cloudflare, Inc. , Class A
(a)
............... 152,617 27,066,625
CoreWeave, Inc. , Class A
(a) (b)
............. 78,407 7,306,748
Gartner, Inc.
(a)
....................... 37,344 7,827,676
GoDaddy, Inc. , Class A
(a)
................ 29,789 2,994,390
MongoDB, Inc. , Class A
(a)
............... 38,705 14,372,327
Okta, Inc. , Class A
(a)
................... 81,666 6,899,144
Twilio, Inc. , Class A
(a)
.................. 43,119 5,194,115
VeriSign, Inc. ....................... 39,303 9,598,972
81,259,997
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. ............... 52,623 7,043,589
Illumina, Inc.
(a)
....................... 23,803 3,446,912
IQVIA Holdings, Inc.
(a)
.................. 28,987 6,671,358
Medpace Holdings, Inc.
(a)
............... 11,263 6,560,472
Mettler-Toledo International, Inc.
(a)
......... 5,973 8,202,363
Waters Corp.
(a) (b)
..................... 17,421 6,458,313
West Pharmaceutical Services, Inc. ........ 23,512 5,434,093
43,817,100

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 2.9%
Cummins, Inc. ....................... 36,241 $ 20,977,016
Dover Corp. ........................ 34,295 6,910,100
Fortive Corp. ........................ 39,334 2,077,228
Graco, Inc. ......................... 83,045 7,252,320
Ingersoll Rand, Inc. ................... 83,394 7,179,389
Otis Worldwide Corp. .................. 48,966 4,182,676
Pentair plc ......................... 51,934 5,472,286
Snap-on, Inc. ....................... 8,131 2,976,840
Westinghouse Air Brake Technologies Corp. ... 84,231 19,384,922
Xylem, Inc. ......................... 118,732 16,369,581
92,782,358
Media — 0.2%
Trade Desk, Inc. (The) , Class A
(a)
.......... 219,742 6,664,775
Metals & Mining — 1.7%
Freeport-McMoRan, Inc. ................ 470,950 28,365,319
Nucor Corp. ........................ 41,046 7,294,695
Reliance, Inc. ....................... 8,016 2,641,272
Royal Gold, Inc.
(b)
..................... 39,686 10,449,721
Steel Dynamics, Inc. ................... 31,032 5,572,416
54,323,423
Multi-Utilities — 0.9%
Ameren Corp. ....................... 50,049 5,169,061
CenterPoint Energy, Inc. ................ 95,523 3,791,308
CMS Energy Corp. .................... 37,332 2,668,864
NiSource, Inc. ....................... 99,700 4,415,713
Public Service Enterprise Group, Inc. ....... 80,966 6,668,360
WEC Energy Group, Inc. ................ 48,643 5,383,321
28,096,627
Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp. ....................... 6 1,044
Coterra Energy, Inc. ................... 144,269 4,162,161
EQT Corp. ......................... 199,172 11,498,199
Expand Energy Corp. .................. 55,459 6,234,146
Phillips 66 .......................... 74,334 10,671,389
Texas Pacific Land Corp. ................ 28,095 9,787,174
42,354,113
Passenger Airlines — 0.2%
Southwest Airlines Co. ................. 132,856 6,313,317
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 31,525 3,634,202
Pharmaceuticals — 0.5%
Zoetis, Inc. , Class A ................... 137,219 17,127,676
Professional Services — 2.0%
Broadridge Financial Solutions, Inc. ........ 57,766 11,386,256
Equifax, Inc. ........................ 60,684 12,221,758
Jacobs Solutions, Inc. .................. 24,728 3,344,709
Leidos Holdings, Inc. .................. 29,193 5,496,458
Paychex, Inc. ....................... 80,371 8,288,661
TransUnion ......................... 95,398 7,538,350
Verisk Analytics, Inc. ................... 69,155 15,038,447
63,314,639
Real Estate Management & Development — 1.1%
(a)
CBRE Group, Inc. , Class A .............. 94,914 16,166,702
CoStar Group, Inc. .................... 196,281 12,071,282
Zillow Group, Inc. , Class A ............... 25,038 1,558,365
Zillow Group, Inc. , Class C, NVS .......... 82,910 5,225,817
35,022,166
Security
Shares
Shares Value
Residential REITs — 0.4%
AvalonBay Communities, Inc. ............ 21,551 $ 3,828,966
Equity Residential .................... 46,581 2,902,928
Essex Property Trust, Inc. ............... 9,872 2,486,461
Invitation Homes, Inc. .................. 102,485 2,739,424
11,957,779
Retail REITs — 0.2%
Realty Income Corp. ................... 122,892 7,516,075
Semiconductors & Semiconductor Equipment — 4.8%
Astera Labs, Inc.
(a)
.................... 64,397 9,699,476
Credo Technology Group Holding Ltd.
(a)
...... 73,005 9,146,066
Entegris, Inc. ........................ 73,879 8,722,894
First Solar, Inc.
(a)
..................... 50,146 11,308,926
Marvell Technology, Inc. ................ 424,079 33,468,315
Microchip Technology, Inc. ............... 266,731 20,250,218
Monolithic Power Systems, Inc. ........... 22,536 25,333,844
NXP Semiconductors NV ............... 34,132 7,718,610
ON Semiconductor Corp.
(a)
.............. 51,011 3,055,049
Qnity Electronics, Inc. .................. 67,451 6,487,437
Teradyne, Inc. ....................... 77,129 18,591,945
153,782,780
Software — 6.1%
Atlassian Corp. , Class A
(a)
............... 82,099 9,702,460
Autodesk, Inc.
(a)
...................... 104,903 26,526,822
Bentley Systems, Inc. , Class B ............ 66,396 2,331,827
Circle Internet Group, Inc. , Class A
(a)
........ 15,170 969,818
Datadog, Inc. , Class A
(a)
................ 151,297 19,565,728
DocuSign, Inc.
(a)
..................... 48,964 2,572,568
Dynatrace, Inc.
(a)
..................... 146,546 5,581,937
Fair Isaac Corp.
(a)
..................... 11,503 16,830,844
Fortinet, Inc.
(a)
....................... 310,208 25,207,502
Gen Digital, Inc. ...................... 83,177 1,995,416
Guidewire Software, Inc.
(a)
............... 41,037 5,776,368
HubSpot, Inc.
(a)
...................... 24,552 6,874,560
Nutanix, Inc. , Class A
(a)
................. 125,967 4,954,282
PTC, Inc.
(a)
......................... 58,729 9,169,359
Roper Technologies, Inc. ................ 28,983 10,759,359
Trimble, Inc.
(a)
....................... 78,016 5,273,882
Tyler Technologies, Inc.
(a)
............... 21,174 7,821,676
Unity Software, Inc.
(a)
.................. 158,137 4,601,787
Workday, Inc. , Class A
(a)
................ 106,479 18,700,907
Zscaler, Inc.
(a)
....................... 48,699 9,740,287
194,957,389
Specialized REITs — 1.5%
Crown Castle, Inc. .................... 122,657 10,647,854
Digital Realty Trust, Inc. ................ 87,930 14,591,983
Extra Space Storage, Inc. ............... 27,973 3,859,435
Iron Mountain, Inc. .................... 93,997 8,659,944
Public Storage ....................... 21,547 5,951,066
SBA Communications Corp. ............. 25,407 4,677,683
48,387,965
Specialty Retail — 3.2%
AutoZone, Inc.
(a)
..................... 8,240 30,523,349
Burlington Stores, Inc.
(a)
................ 30,899 9,141,778
Carvana Co. , Class A
(a)
................. 68,070 27,303,558
Ross Stores, Inc. ..................... 78,563 14,820,910
Tractor Supply Co. .................... 154,210 7,846,205
Ulta Beauty, Inc.
(a)
.................... 9,833 6,365,491
Williams-Sonoma, Inc. ................. 27,171 5,560,545
101,561,836

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 4.4%
Dell Technologies, Inc. , Class C ........... 85,585 $ 9,794,347
IonQ, Inc.
(a) (b)
........................ 172,561 6,898,989
NetApp, Inc. ........................ 31,825 3,066,339
Pure Storage, Inc. , Class A
(a)
............. 151,295 10,521,054
Sandisk Corp.
(a)
...................... 57,252 32,991,465
Seagate Technology Holdings plc .......... 100,507 40,975,699
Super Micro Computer, Inc.
(a)
............. 260,075 7,570,783
Western Digital Corp. .................. 106,456 26,638,485
138,457,161
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc. , Class B ................... 233,424 14,427,938
Tapestry, Inc. ........................ 49,563 6,290,040
20,717,978
Trading Companies & Distributors — 2.6%
Fastenal Co. ........................ 563,027 24,412,851
Ferguson Enterprises, Inc. ............... 57,092 14,413,446
United Rentals, Inc. ................... 21,914 17,138,063
Watsco, Inc. ........................ 6,782 2,620,904
WW Grainger, Inc. .................... 22,010 23,769,479
82,354,743
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 34,455 4,449,174
Total Long-Term Investments — 99 .8%
(Cost: $ 2,606,610,571 ) ............................ 3,173,490,083
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 36,024,765 $ 36,042,777
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 6,491,468 6,491,468
Total Short-Term Securities — 1 .3%
(Cost: $ 42,506,139 ) ............................... 42,534,245
Total Investments — 101 .1%
(Cost: $ 2,649,116,710 ) ............................ 3,216,024,328
Liabilities in Excess of Other Assets — (1.1) % ............. (34,985,883)
Net Assets — 100.0% ...............................
$ 3,181,038,445
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 84,106,705 $ — $ (48,066,936)
(a)
$ 7,323 $ (4,315) $ 36,042,777 36,024,765 $ 351,339
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,957,765 2,533,703
(a)
— — — 6,491,468 6,491,468 142,966 —
$ 7,323 $ (4,315) $ 42,534,245 $ 494,305 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 5 03/20/26 $ 2,567 $ 13,088
Russell 2000 E-Mini Index .................................................... 35 03/20/26 4,593 59,765
$ 72,853

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,173,490,083 $ — $ — $ 3,173,490,083
Short-Term Securities
Money Market Funds ...................................... 42,534,245 — — 42,534,245
$ 3,216,024,328 $ — $ — $ 3,216,024,328
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 72,853 $ — $ — $ 72,853
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust